Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2021	December 31, 2020
	Note	€m	€m
Cash and cash equivalents		254.0	393.1
Restricted cash		0.2	0.1
Cash and cash equivalents		254.2	393.2
Bank overdraft	22	—	(10.7)
Cash and cash equivalents per Statement of Cash Flows		254.2	382.5